WARRANTS (Details) (USD $)	12 Months Ended
Sep. 30, 2014
No. of Warrants Issued	14,750,000
4/1/2009 [Member]
No. of Warrants Issued	600,000
Exercise Price	0.03
Share Price on Grant Date	0.02
Expiry Date	Mar. 31, 2014
Remaining Contractual Life (Years)	0 years
4/12/2010 [Member]
No. of Warrants Issued	748,030
Exercise Price	0.085
Share Price on Grant Date	0.05
Expiry Date	Apr. 11, 2015
Remaining Contractual Life (Years)	6 months 11 days
8/03/2011 [Member]
No. of Warrants Issued	80,000
Exercise Price	0.075
Share Price on Grant Date	0.04
Expiry Date	Jun. 30, 2014
Remaining Contractual Life (Years)	0 years
9/13/2011 [Member]
No. of Warrants Issued	50,000
Exercise Price	0.075
Share Price on Grant Date	0.05
Expiry Date	Jun. 30, 2014
Remaining Contractual Life (Years)	0 years
1/9/2012 [Member]
No. of Warrants Issued	30,000
Exercise Price	0.075
Share Price on Grant Date	0.05
Expiry Date	Jun. 30, 2014
Remaining Contractual Life (Years)	0 years
Balance as at September 30, 2012 and 2013 [Member]
No. of Warrants Issued	1,508,030
Remaining Contractual Life (Years)	6 months 11 days
9/24/2014 [Member]
No. of Warrants Issued	100,000
Exercise Price	0.25
Share Price on Grant Date	0.2
Expiry Date	Sep. 24, 2016
Remaining Contractual Life (Years)	1 year 11 months 23 days
9/25/2014 [Member]
No. of Warrants Issued	100,000
Exercise Price	0.25
Share Price on Grant Date	0.2
Expiry Date	Sep. 25, 2016
Remaining Contractual Life (Years)	1 year 11 months 23 days
Balance as at September 30, 2014 [Member]
No. of Warrants Issued	948,030
Remaining Contractual Life (Years)	10 months 2 days